Prepayments, accrued income and other assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Prepayments and accrued income	$ 10,316	$ 8,233
Settlement accounts	19,565	17,713
Cash collateral and margin receivables	63,421	42,171
Bullion	15,752	15,283
Endorsements and acceptances	8,407	11,229
Reinsurers’ share of liabilities under insurance contracts (Note 4)	4,257	3,668
Employee benefit assets (Note 5)	7,282	10,269
Right-of-use assets	2,219	2,985
Owned property, plant and equipment	10,365	10,255
Other accounts	15,282	14,765
Prepayments, accrued income and other assets	156,866	136,571
Prepayments, accrued income and other assets
Disclosure of financial assets [line items]
Financial assets at amortised cost	$ 113,383	$ 91,045